Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading assets (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Nominal amount of trading derivative assets	$ 3,778,674	$ 3,555,652
Fair value of trading derivatives	154,953	165,261
OTC transactions
Financial assets
Fair value of trading derivatives	154,953	165,246
Currency risk - Foreign exchange risk | Futures
Financial assets
Nominal amount of trading derivative assets	2,537	6,263
Currency risk - Foreign exchange risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	237,777	117,917
Fair value of trading derivatives	7,127	5,188
Currency risk - Foreign exchange risk | Forwards: Spot
Financial assets
Nominal amount of trading derivative assets	62,701	54,653
Fair value of trading derivatives	80	112
Currency risk - Foreign exchange risk | Options
Financial assets
Nominal amount of trading derivative assets	87,711	104,023
Fair value of trading derivatives	1,236	2,072
Currency risk - Foreign exchange risk | Currency swaps
Financial assets
Nominal amount of trading derivative assets	435,698	464,667
Fair value of trading derivatives	74,176	98,052
Interest rate risk | Futures
Financial assets
Nominal amount of trading derivative assets		1,505
Interest rate risk | Options
Financial assets
Nominal amount of trading derivative assets	132,484	125,931
Fair value of trading derivatives	1,450	1,339
Interest rate risk | Interest rate swaps
Financial assets
Nominal amount of trading derivative assets	2,803,464	2,663,538
Fair value of trading derivatives	69,819	57,556
Market Index | Futures
Financial assets
Nominal amount of trading derivative assets	426
Market Index | Options
Financial assets
Nominal amount of trading derivative assets	2,950	7,644
Fair value of trading derivatives	67	579
Equity price risk | Forward rate agreements
Financial assets
Nominal amount of trading derivative assets	11,770	7,744
Fair value of trading derivatives	936	93
Equity price risk | Options
Financial assets
Nominal amount of trading derivative assets	148	93
Fair value of trading derivatives	3	3
Equity price risk | Equity swaps
Financial assets
Nominal amount of trading derivative assets	1,008	1,674
Fair value of trading derivatives	$ 59	$ 267